Stockholders' Equity - Stockholders' Equity Table 1 (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Balance, December 31, 2011		4,100,000
Balance, December 31, 2011 in dollars per share	$ 0.75	$ 0.75
Granted	5,100,000
Granted in dollar per share	$ 0.70
Expired	(1,050,000)
Expired in dollar per share	$ 0.275
Balance, June 30, 2012 in dollars per share	$ 0.53
Balance at Jume 30, 2012	8,150,000
Options exercisable at June 30, 2012 in dollars per share	$ 0.35
Options exercisable at June 30, 2012	1,353,205